FORWARD FUNDS

Supplement dated October 31, 2013

to the

Forward Funds Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward

Funds Class A, Class B, Class C and Advisor Class Prospectus (“Load Prospectus”)

each dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD INTERNATIONAL SMALL COMPANIES FUND

Effective October 1, 2013, the contractual management fee Forward Management, LLC receives from the Forward International Small Companies Fund (the “Fund”) was reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.00% on the first $1 billion of the Fund’s average daily net assets and 0.95% on the Fund’s average daily net assets in excess of $1 billion to an annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.975% on the second $500 million of the Fund’s average daily net assets, and 0.95% on the Fund’s average daily net assets in excess of $1 billion.

Accordingly, effective immediately, the following footnote pertaining to the Fund is added to the table on page 141 of the No-Load Prospectus and pages 137-138 of the Load Prospectus:

Effective October 1, 2013, the management fee paid to Forward Management was reduced to 1.00% on the first $500 million of the Fund’s average daily net assets, 0.975% on the second $500 million of the Fund’s average daily net assets, and 0.95% on the Fund’s average daily net assets in excess of $1 billion.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ISC MGMT FEE 10312013

FORWARD FUNDS

Supplement dated October 31, 2013

to the

Forward Funds Statement of Additional Information (the “SAI”)

dated May 1, 2013, as supplemented

IMPORTANT NOTICE REGARDING THE

FORWARD INTERNATIONAL SMALL COMPANIES FUND

Effective October 1, 2013, the contractual management fee Forward Management, LLC (“Forward Management”) receives from the Forward International Small Companies Fund (the “Fund”) was reduced from an annual rate (as a percentage of the Fund’s average daily net assets) of 1.00% on the first $1 billion of the Fund’s average daily net assets and 0.95% on the Fund’s average daily net assets in excess of $1 billion to an annual rate of 1.00% on the first $500 million of the Fund’s average daily net assets, 0.975% on the next $500 million of the Fund’s average daily net assets, and 0.95% on the Fund’s average daily net assets in excess of $1 billion.

Additionally, effective October 1, 2013, the sub-advisory fee Pictet Asset Management Limited (“PAM Ltd”) receives from Forward Management was reduced from an annual rate of 0.60% on the Fund’s average daily net assets allocated to PAM Ltd to an annual rate of 0.60% on the first $250 million of the Fund’s average daily net assets allocated to PAM Ltd, 0.575% on the next $250 million of the Fund’s average daily net assets allocated to PAM Ltd, 0.55% on the next $500 million of the Fund’s average daily net assets allocated to PAM Ltd, and 0.525% on the Fund’s average daily net assets allocated to PAM Ltd in excess of $1 billion.

Accordingly, effective immediately, the following changes are made:

The information concerning the investment advisory fee paid by the Fund as contained in the table on pages 16-17 of the SAI under the heading/subheading “Investment Advisory and Other Services – Investment Management and Sub-Advisory Agreements” is replaced to read as follows:

Fund	Advisory Fee
Forward International Small Companies Fund	1.00% up to and including $500 million
0.975% over $500 million up to and including $1 billion
0.95% over $1 billion

The information concerning the sub-advisory fee paid by the Fund as contained in the table on page 20 of the SAI under the heading/subheading “Investment Advisory and Other Services – Investment Management and Sub-Advisory Agreements” is replaced to read as follows:

Fund	Sub-Advisory Fee
Forward International Small Companies Fund	0.60% up to and including $250 million
0.575% over $250 million up to and including $500 million
0.55% over $500 million up to and including $1 billion
0.525% over $1 billion

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP ISC MGMT FEE SAI 10312013